PGIM Short Duration High Yield Income Fund Expense Example, No Redemption - PGIM Short Duration High Yield Income Fund	Aug. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 325
Expense Example, No Redemption, 3 Years	545
Expense Example, No Redemption, 5 Years	782
Expense Example, No Redemption, 10 Years	1,464
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	562
Expense Example, No Redemption, 5 Years	970
Expense Example, No Redemption, 10 Years	1,912
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	253
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	996
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	228
Expense Example, No Redemption, 5 Years	399
Expense Example, No Redemption, 10 Years	$ 893